Financial Statements - Statements of cash flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Consolidated statements of cash flows
Cash And Cash Equivalents Statements Of Cash Flows at the beginning	€ 45,549	€ 44,957
Cash on hand at the beginning	5,999
Cash balances at central banks at the beginning	35,840
Bank Overdrafts Classified As Cash Equivalents at the beginning	0
Cash And Cash Equivalents Statements Of Cash Flows	36,238	41,838
Statement Of Cash Flows Changes Abstract
CASH FLOW FROM OPERATING ACTIVITIES	(5,537)	(1,705)
Profit	3,230	2,914
Adjustments to obtain the cash flow from operating activities	3,068	3,978
Depreciation and amortization	606	712
Other adjustments - Cash Flows	2,462	3,266
Net increase/decrease in operating assets	(18,862)	9,090
Financial assests held for trading	1,291	6,440
Other financial assets designated at fair value through profit or loss	(350)	(71)
Non trading financial assets mandatorily at fair value through profit or loss	42	0
Adjustments For Decrease Increase In Financial Assets At Fair Value Through Other Comprehensive Income	(6,409)	4,032
Adjustments For Decrease Increase In Financial Assets At Amortised Cost	(12,207)	(1,771)
Other operating assets	(1,229)	460
Net increase/Decrease in operating liabilities	8,037	(16,664)
Financial liabilities held for trading	2,529	(5,130)
Other financial liabilities designated at fair value through profit or loss	754	2
Financial liabilities at amortized cost	4,968	(11,960)
Other operating liabilities	(214)	424
Collection/Payments for income Tax	(1,010)	(1,023)
CASH FLOWS FROM INVESTING ACTIVITIES	(86)	1,444
Investments - INVESTING ACTIVITIES	(783)	(1,262)
Investments - Tangible assets	(244)	(168)
Investments - Intangible assets	(407)	(168)
Investments - Investments in joint ventures and associatess, subsidiaries and other Business units	(112)	(63)
Investments - Subsidiaries and other business units	(20)	(863)
Investments - Non current assets held for sale and associated liabilities	0	0
Investments - Held-to-maturity investments		0
Investments - Other settlements related to investing activities	0	0
Disinvestments - INVESTING ACTIVITIES	697	2,706
Disinvestments - Tangible assets	305	0
Disinvestments - Intangible assets	0	0
Disinvestments - Investments in joint ventures and associatess, subsidiaries and other Business units	79	17
Disinvestments - Subsidiaries and other business units	85	17
Disinvestments - Non current assets held for sale and associated liabilities	33	224
Disinvestments - Held-to-maturity investments		2,439
Disinvestments - Other collections related to investing activities	195	9
CASH FLOWS FROM FINANCING ACTIVITIES	(1,701)	(1,173)
Investments - FINANCING ACTIVITIES	(3,315)	(4,850)
Dividends	(1,240)	(879)
Subordinated liabilities (Investments)	(813)	(2,649)
Treasury stock amortization	0	0
Treasury stock aquisition	(887)	(1,025)
Other items relating to financing activities (Investments)	(375)	(297)
Disinvestments - FINANCING ACTIVITIES	1,614	3,677
Subordinated liabilities (Disinvestments)	833	2,655
Treasury stock increase	0	0
Treasury stock disposal	781	1,022
Other items relating to financing activities (Disinvestments)	0	0
EFFECT OF EXCHANGE RATE CHANGES	(1,991)	(1,685)
NET INCREASE/DECEASE IN CASH OR CASH EQUIVALENTS	(9,311)	(3,118)
Cash on hand at the end	5,545	5,999
Cash balances at central banks at the end	30,693	35,840
Bank Overdrafts Classified As Cash Equivalents at the end	0	0
Cash And Cash Equivalents Statements Of Cash Flows at the end	€ 36,238	€ 41,838